Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	$ 486	$ 26,436	$ 24,777
Income tax related to amounts reclassified into consolidated statement of income	(577)	(9,965)	(8,998)
Total	(91)	16,471	15,779
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	66	11,231	7,952
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	(2)	15,766	16,896
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to profit/(loss)	$ 422	$ (561)	$ (71)